AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 19, 2000

                                                           FILE NOS. 333-74411
                                                                     811-07467

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 3 [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 17 [X]


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                        FARMINGVILLE, NEW YORK 11738-9095
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
            (Name, Address and Telephone Number of Agent for Service)

                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                         TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                  ALLSTATE DISTRIBUTORS,  L.L.C.
1050 CONNECTICUT AVENUE, N.W., SUITE 825         3100 SANDERS ROAD, J5B
WASHINGTON, D.C.  20036-5366                     NORTHBROOK, IL  60062


            Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x / on July 17, 2000 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding one new variable sub-account that will be available under the deferred variable annuity contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                   Allstate Life Insurance Company of New York
                      Allstate Life of New York Separate Account A

                     Supplement, dated July 17, 2000, to the
                    Putnam Allstate Advisor Variable Annuity
                          Prospectus dated May 1, 2000

This supplement amends the above-referenced prospectus for the Putnam Allstate Advisor Variable Annuity Contract (the "Contract"), offered by Allstate Life Insurance Company of New York, to add one new Variable Sub-Account. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

    The Contract currently offers 27 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 25 variable sub-accounts ("Variable
    Sub-Accounts") of the Allstate Life of New York Separate Account A ("Variable Account"). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following mutual fund portfolios ("Funds") of Putnam Variable Trust:

        ---------------------------------------------------- --------------------------------------------------
        Putnam VT American Government Income Fund            Putnam VT International New Opportunities Fund
        Putnam VT Asia Pacific Growth Fund                   Putnam VT Investors Fund
        Putnam VT Diversified Income Fund                    Putnam VT Money Market Fund
        Putnam VT The George Putnam Fund of Boston           Putnam VT New Opportunities Fund
        Putnam VT Global Asset Allocation Fund               Putnam VT New Value Fund
        Putnam VT Global Growth Fund                         Putnam VT OTC & Emerging Growth Fund
        Putnam VT Growth and Income Fund                     Putnam VT Research Fund
        Putnam VT Growth Opportunities Fund                  Putnam VT Small Cap Value Fund
        Putnam VT Health Sciences Fund                       Putnam VT Technology Fund
        Putnam VT High Yield Fund                            Putnam VT Utilities Growth and Income Fund
        Putnam VT Income Fund                                Putnam VT Vista Fund
        Putnam VT International Growth Fund                  Putnam VT Voyager Fund
        Putnam VT International Growth and Income Fund
        ---------------------------------------------------- --------------------------------------------------

Change all  references  throughout the  prospectus to the  availability  of "24"
Variable Sub-Accounts to "25" Variable Sub-Accounts, and "26" investment alternatives to "27" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses:

    -------------------------------------------- ---------------------- ----------------- ---------------- ----------------
                                                    Management Fees                       Other Expenses    Total Annual
    Fund                                                                   12b-1 Fees                       Fund Expenses
    -------------------------------------------- ---------------------- ----------------- ---------------- ----------------
    -------------------------------------------- ---------------------- ----------------- ---------------- ----------------
    Putnam VT Technology Fund(4)                         1.00%                .15%             .19%             1.34%
    -------------------------------------------- ---------------------- ----------------- ---------------- ----------------

Page 8: Insert " and Putnam VT Technology Fund, which commenced operations on June 14, 2000,"in the first sentence of footnote (1) following "January 31, 2000," to the chart describing Fund Annual Expenses.


Page 8: Insert the following after footnote (3) to the chart describing Fund Annual Expenses:

(4) Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the management fees, Rule 12b-1 fees, other expenses, and total annual fund expenses are based on estimates for the fund's first full fiscal year.

Page 9:  Insert the following to Example 1:

    -------------------------------------------------- ----------------- -----------------
    Sub-Account                                             1 Year           3 Years
    -----------                                             ------           -------
    -------------------------------------------------- ----------------- -----------------
    -------------------------------------------------- ----------------- -----------------
    Putnam VT Technology                                     $87               $126
    -------------------------------------------------- ----------------- -----------------

Page 10:  Insert the following to Example 2:

    -------------------------------------------------- ----------------- -----------------
    Sub-Account                                             1 Year           3 Years
    -----------                                             ------           -------
    -------------------------------------------------- ----------------- -----------------
    -------------------------------------------------- ----------------- -----------------
    Putnam VT Technology                                     $27               $83
    -------------------------------------------------- ----------------- -----------------

Page 15 : Insert the following to the table describing the investment objective of each Fund:

    -------------------------------------------------- ---------------------------------------------------------
    Fund:                                              Each Fund Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    Putnam VT Technology Fund                          Capital appreciation
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------

    -------------------------------------------------- ---------------------------------------------------------

Appendix A: Insert ", or for the Putnam VT Technology Sub-Account, which was first offered as of July 17, 2000" in the last sentence of the footnote following "February 4, 2000."

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A

                       Supplement, dated July 17, 2000, to
                    Putnam Allstate Advisor Variable Annuity
                       Statement of Additional Information
                                dated May 1, 2000

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Putnam Allstate Advisor Variable Annuity Contract (the "Contract") offered by Allstate Life Insurance Company of New York, to add one new Variable Sub-Account.

Page 6:  Insert  "Putnam  V.T.  Technology,  "  following  "Putnam  V.T.  Growth
Opportunities" in the parenthetical in the first sentence of the fourth paragraph under Standardized Total Returns. Insert ", and Putnam V.T. Technology, which commenced operations on July 17, 2000" following "February 4, 2000" in the second sentence of the fourth paragraph under Standardized Total Returns.

Page 7: Insert "Putnam V.T. Technology, " following "Putnam V.T. Growth Opportunities" in the parenthetical in the first sentence of the fifth paragraph under Non-Standardized Total Returns. Insert ", and Putnam V.T. Technology, which commenced operations on July 17, 2000" following "February 4, 2000" in the second sentence of the fifth paragraph under Non-Standardized Total Returns.

Page 7:  Insert  "Putnam  V.T.  Technology,  "  following  "Putnam  V.T.  Growth
Opportunities" in the parenthetical in the first sentence of the second paragraph under Adjusted Historical Total Returns. Delete "and" following "April 30, 1999," and insert ", and Putnam V.T. Technology Fund, which was first offered on June 14, 2000" following "January 31, 2000" in the second sentence of the second paragraph under Adjusted Historical Total Returns.

Page 7: Insert the following to the table describing the inception dates for the
Funds:

      Variable Sub-Account                     Inception Date of
                                              Corresponding Fund

      Putnam Technology                          June 14, 2000

                                     PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York

(10)(b)  Consent of Freedman, Levy, Kroll & Simonds

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 19th day of June, 2000.

                      ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: ALLSTATE LIFE INSURANCE COMPANY OF
                                    NEW YORK
                                   (DEPOSITOR)



                                         By: /s/MICHAEL J. VELOTTA
                                           ----------------------
                                            Michael J. Velotta
                                            Vice President, Secretary and
                                              General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 19th day of June, 2000.


*/THOMAS J. WILSON, II              President and Director
----------------------                      (Principal Executive Officer)
  Thomas J. Wilson, II

*/VINCENT A. FUSCO                  Director and Chief Operations Officer
----------------------------
  Vincent A. Fusco

/s/MICHAEL J. VELOTTA               Vice President, Secretary, General
-----------------------                     Counsel and Director
  Michael J. Velotta

*/KEVIN R. SLAWIN                   Vice President and Director
------------------                          (Principal Financial Officer)
  Kevin R. Slawin

*/SAMUEL J. PILCH                   Controller
----------------------                      (Principal Accounting Officer)
  Samuel H. Pilch

*/MARCIA D. ALAZRAKI                Director
--------------------
  Marcia D. Alazraki

*/CLEVELAND JOHNSON, JR.            Director
------------------------
  Cleveland Johnson, Jr.

*/JOHN R. RABEN, JR.                Director
---------------------
  John R. Raben, Jr.

*/SALLY A. SLACKE                   Director
---------------------
  Sally A. Slacke


*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Exhibit             Description


9(b)                Opinion and Consent of General Counsel

10(b)               Consent of Freedman, Levy, Kroll & Simonds